UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21320

RETIREMENT INCOME TRUST

(Exact name of registrant as specified in charter)

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Address of principal executive offices)

(Zip code)

Michael S. Lando, Esquire

5553 Woodmont Street, Pittsburgh, Pennsylvania 15217

(Name and address of agent for service)

Registrant's telephone number, including area code: (412) 521-6262

Date of fiscal year end: April 30

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

	The Retirement Income Fund
	Schedule of Investments
	January 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value

CANADIAN INCOME TRUSTS 45.48%
1,950	ACS Media Income Fund	15,990
726	Advantage Energy Income Fund	12,768
1,675	Algonquin Power Income Fund	14,070
1,426	Boralex Power Income Fund	12,948
2,387	Clean Power Income Fund	13,319
1,525	Custom Direct Income Fund	15,357
890	DDJ Canadian High Yield Fund	12,709
1,800	KCP Income Fund	15,568
500	Primewest Energy Trust	11,380
845	Vermilion Energy Trust	14,035
1,778	Versacold Income Fund	13,282
		151,426

TOTAL CANADIAN INCOME TRUSTS (COST $146,743)		$ 151,426

REAL ESTATE INVESTMENT TRUSTS 17.64%
990	Annaly Mortgage Management, Inc.	19,404
1,600	Anworth Mortgage Asset Corp.	15,936
1,180	Capstead Mortgage Corp.	11,422
430	Thornburg Mortgage, Inc.	11,976
		58,738

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $60,715)		$ 58,738

CLOSED-END INVESTMENT COMPANIES 30.25%
1,030	Corporate High Yield Fund V, Inc.	16,006
1,090	Corporate High Yield Fund VI, Inc.	15,958
785	Evergreen Income Advantage Fund	11,971
935	Pimco Corporate Opportunity Fund	16,147
875	Pimco High Income Fund	12,968
945	Salomon Brothers Global High Income	13,769
715	Salomon Brothers Worldwide Income	13,892
		100,711

TOTAL CLOSED-END INVESTMENT COMPANIES (COST $99,801)		$ 100,711

PREFERRED STOCK 3.58%
450	HRPT Properties Trust 9.875% Class A	11,925

TOTAL PREFERRED STOCK (COST $12,497)		$ 11,925

CASH AND EQUIVALENTS 1.48%
4,926	First American Prime Obligation Fund Class A 1.62% (Cost 4,926)	4,926

	Total Investments (Identified Cost $ 324,682) 98.43%	327,726

	Other Assets Less Liabilities 1.57%	5,212

	Net Assets 100.00%	$ 332,938

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RETIREMENT INCOME TRUST

By /s/Michael S. Lando

*Michael S. Lando

President

Date March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael S. Lando

*Michael S. Lando

President

Date March 31, 2005